UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006
                         --------------

Date of reporting period:  June 30, 2005
                           -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                              WOMEN'S EQUITY FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS: 96.1%

AUTOMOBILES & COMPONENTS: 1.5%
    4,000   Harley-Davidson, Inc.                                  $   198,400
    8,500   Lear Corp.                                                 309,230
                                                                   -----------
                                                                       507,630
                                                                   -----------

BANKS: 13.4%
   15,000   AmSouth Bancorp                                            390,000
   18,000   Bank of America Corp.                                      820,980
   12,000   Comerica, Inc.                                             693,600
   13,525   Commerce Bancshares, Inc.                                  681,795
    4,000   SunTrust Banks, Inc.                                       288,960
   13,000   Wachovia Corp.                                             644,800
    8,000   Wells Fargo & Co.                                          492,640
   18,000   Wilmington Trust Corp.                                     648,180
                                                                   -----------
                                                                     4,660,955
                                                                   -----------

CAPITAL GOODS: 9.3%
    8,500   3M Co.                                                     614,550
    5,000   Carlisle Cos., Inc.                                        343,150
   12,000   Dover Corp.                                                436,560
    9,500   Illinois Tool Works, Inc.                                  756,960
    8,000   Teleflex, Inc.                                             474,960
   10,800   W.W. Grainger, Inc.                                        591,732
                                                                   -----------
                                                                     3,217,912
                                                                   -----------

CONSUMER DURABLES & APPAREL: 2.3%
   12,000   Leggett & Platt, Inc.                                      318,960
    5,500   Nike, Inc. - Class B                                       476,300
                                                                   -----------
                                                                       795,260
                                                                   -----------

DIVERSIFIED FINANCIALS: 6.4%
    3,000   The Charles Schwab Corp.                                    33,840
   25,000   MBNA Corp.                                                 654,000
   11,500   Northern Trust Corp.                                       524,285
    8,000   State Street Corp.                                         386,000
   10,000   T. Rowe Price Group, Inc.                                  626,000
                                                                   -----------
                                                                     2,224,125
                                                                   -----------

ENERGY: 6.1%
    6,500   Apache Corp.                                               419,900
   27,000   BP PLC - Sponsored ADR                                   1,684,260
                                                                   -----------
                                                                     2,104,160
                                                                   -----------

FOOD & STAPLES RETAILING: 4.1%
   14,000   Costco Wholesale Corp.                                     627,480
   22,000   Sysco Corp.                                                796,180
                                                                   -----------
                                                                     1,423,660
                                                                   -----------

FOOD BEVERAGE & TOBACCO: 3.7%
   10,000   The Hershey Co.                                            621,000
   12,000   PepsiCo, Inc.                                              647,160
                                                                   -----------
                                                                     1,268,160
                                                                   -----------

HEALTH CARE EQUIPMENT & SERVICES: 10.1%
    7,000   Beckman Coulter, Inc.                                      444,990
    6,000   Becton, Dickinson & Co.                                    314,820
   11,000   Biomet, Inc.                                               381,040
    7,000   C.R. Bard, Inc.                                            465,570
   11,000   Henry Schein, Inc.*<F1>                                    456,720
   17,000   IMS Health, Inc.                                           421,090
   10,500   Medtronic, Inc.                                            543,795
    5,200   Respironics, Inc.*<F1>                                     187,772
    6,000   Stryker Corp.                                              285,360
                                                                   -----------
                                                                     3,501,157
                                                                   -----------

HOUSEHOLD & PERSONAL PRODUCTS: 2.9%
   10,500   Avon Products, Inc.                                        397,425
   12,000   Colgate-Palmolive Co.                                      598,920
                                                                   -----------
                                                                       996,345
                                                                   -----------

INSURANCE: 2.2%
    9,000   Chubb Corp.                                                770,490
                                                                   -----------

MATERIALS: 5.9%
    7,000   Aptargroup, Inc.                                           355,600
   15,000   Bemis Co.                                                  398,100
   12,000   Ecolab, Inc.                                               388,320
   11,000   Praxair, Inc.                                              512,600
    7,000   Sigma-Aldrich Corp.                                        392,280
                                                                   -----------
                                                                     2,046,900
                                                                   -----------

MEDIA: 1.6%
    8,500   McClatchy Co. - Class A                                    556,240
                                                                   -----------

PHARMACEUTICALS & BIOTECHNOLOGY: 7.4%
    7,000   Amgen, Inc.*<F1>                                           423,220
    8,000   GlaxoSmithKline PLC - ADR                                  388,080
   10,000   Johnson & Johnson                                          650,000
    9,000   Novartis AG - ADR                                          426,960
   11,000   Pfizer, Inc.                                               303,380
   12,000   Teva Pharmaceutical Industries, Ltd. - Sponsored ADR       373,680
                                                                   -----------
                                                                     2,565,320
                                                                   -----------

RETAILING: 4.0%
   12,000   Home Depot, Inc.                                           466,800
   15,000   Ross Stores, Inc.                                          433,650
   20,000   TJX Cos., Inc.                                             487,000
                                                                   -----------
                                                                     1,387,450
                                                                   -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 3.0%
   22,000   Applied Materials, Inc.                                    355,960
   27,000   Intel Corp.                                                703,620
                                                                   -----------
                                                                     1,059,580
                                                                   -----------
SOFTWARE & SERVICES: 4.5%
    7,400   Adobe Systems, Inc.                                        211,788
    5,500   Automatic Data Processing, Inc.                            230,835
   28,800   Microsoft Corp.                                            715,392
   31,000   Oracle Corp.*<F1>                                          409,200
                                                                   -----------
                                                                     1,567,215
                                                                   -----------

TECHNOLOGY HARDWARE & EQUIPMENT: 4.8%
   15,000   Dell, Inc.*<F1>                                            592,650
    6,600   Diebold, Inc.                                              297,726
    6,000   International Business Machines Corp.                      445,200
   20,000   Nokia Corp. - Sponsored ADR                                332,800
                                                                   -----------
                                                                     1,668,376
                                                                   -----------

TELECOMMUNICATION SERVICES: 1.3%
      500   Alltel Corp.                                                31,140
    9,000   BellSouth Corp.                                            239,130
    7,000   SBC Communications, Inc.                                   166,250
                                                                   -----------
                                                                       436,520
                                                                   -----------

TRANSPORTATION: 1.6%
    8,000   United Parcel Service, Inc. - Class B                      553,280
                                                                   -----------

TOTAL COMMON STOCKS
(cost $28,114,041)                                                  33,310,735
                                                                   -----------

PRINCIPAL
  AMOUNT                                                              VALUE
---------                                                             -----
MICROFINANCE SECURITIES: 1.5%
 $500,000   Blue Orchard Microfinance Securities I, LLC,
              4.936%, 7/31/11+<F2>
              (cost $500,000)                                          515,000
                                                                   -----------

  SHARES                                                              VALUE
  ------                                                              -----
SHORT-TERM INVESTMENT: 2.2%

MONEY MARKET INVESTMENT: 2.2%
  756,678   Federated Cash Trust Money Market
            (cost $756,678)                                            756,678
                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES
(cost $29,370,719):  99.8%                                          34,582,413
Other Assets in excess of Liabilities: 0.2%                             66,767
                                                                   -----------
NET ASSETS: 100.0%                                                 $34,649,180
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.
+<F2>  Restricted security purchased in private placement transaction and valued at its fair value under the supervision of the Board of Trustees.
ADR    American Depositary Receipt.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the President and the Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       (Registrant)  Professionally Managed Portfolios
                     --------------------------------------

       By (Signature and Title) /s/ Robert M. Slotky
                                ---------------------------
                                Robert M. Slotky, President

       Date August 22, 2005
            ------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       By (Signature and Title)*<F3> /s/ Robert M. Slotky
                                     ---------------------------
                                     Robert M. Slotky, President

       Date August 22, 2005
            -----------------------------------------------------

       By (Signature and Title)*<F3> /s/ Eric W. Falkeis
                                     ---------------------------
                                     Eric W. Falkeis, Treasurer

       Date August 22, 2005
            -----------------------------------------------------

*<F3> Print the name and title of each signing officer under his or her signature.